Aggregate Notional Principal Amounts of Bank's Outstanding Forward Exchange and Derivative Contracts (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Derivatives, Fair Value [Line Items]
Notional	₨ 7,422,370.0	$ 114,454.4	₨ 7,861,229.2
Gross Assets	139,217.1	2,146.8	85,223.0
Gross Liabilities	145,060.5	2,236.9	78,582.4
Net Fair Value	(5,843.4)	(90.1)	6,640.6
Interest rate derivatives
Derivatives, Fair Value [Line Items]
Notional	2,391,507.8	36,877.5	2,203,083.9
Gross Assets	9,099.4		9,007.6
Gross Liabilities	8,722.7		9,620.6
Net Fair Value	376.7	5.8	(613.0)
Forward rate agreements
Derivatives, Fair Value [Line Items]
Notional	0.0	0.0	4,292.5
Gross Assets	0.0		3.0
Gross Liabilities	0.0		3.1
Net Fair Value	0.0	0.0	(0.1)
Currency options
Derivatives, Fair Value [Line Items]
Notional	189,005.0	2,914.5	252,982.7
Gross Assets	2,072.5		1,359.3
Gross Liabilities	2,066.0		1,836.7
Net Fair Value	6.5	0.1	(477.4)
Currency swaps
Derivatives, Fair Value [Line Items]
Notional	142,555.8	2,198.2	110,112.4
Gross Assets	4,154.6		5,423.7
Gross Liabilities	4,084.1		3,359.7
Net Fair Value	70.5	1.1	2,064.0
Forward exchange contracts
Derivatives, Fair Value [Line Items]
Notional	4,699,301.4	72,464.2	5,290,757.7
Gross Assets	123,890.6		69,429.4
Gross Liabilities	130,187.7		63,762.3
Net Fair Value	₨ (6,297.1)	$ (97.1)	₨ 5,667.1